UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-2527

DWS Money Funds (formerly Scudder Money Funds)

(Exact Name of Registrant as Specified in Charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	07/31

Date of reporting period:	01/31/06

ITEM 1.               REPORT TO STOCKHOLDERS

JANUARY 31, 2006

Semiannual Report
to Shareholders

DWS Money Funds

(formerly Scudder Money Funds)

DWS Money Market Fund

(formerly Scudder Money Market Fund)

DWS Government & Agency Money Fund

(formerly Scudder Government & Agency Money Fund)

DWS Tax-Exempt Money Fund

(formerly Scudder Tax-Exempt Money Fund)

Contents

Click Here Performance Summary

Click Here Information About Each Fund's Expenses

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Investment Management Agreement Approval

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the funds' objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. Please read the funds' prospectus for specific details regarding its risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary January 31, 2006

DWS Money Market Fund

All performance shown is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Yield Comparison
[] Fund Yield [] First Tier Retail Money Fund Average

Weekly 7-Day Current Yield

Yields are historical, will fluctuate and do not guarantee future performance. Please call (800) 621-1048 for the Fund's most up-to-date performance.

DWS Money Market Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

7-day current yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking — Money Market Fund Category as of 1/31/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	28	of	354	8
3-Year	35	of	338	11
5-Year	33	of	298	11
10-Year	21	of	189	9

Lipper Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/06. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper Money Market Fund category.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

DWS Government & Agency Money Fund

All performance shown is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Yield Comparison
[] Fund Yield [] Government & Agencies Retail Money Fund Average

Weekly 7-Day Current Yield

Yields are historical, will fluctuate and do not guarantee future performance. Please call (800) 621-1048 for the Fund's most up-to-date performance.

DWS Government & Agency Money Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average — Category includes the most broadly based of the government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

7-day current yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking — US Government Money Market Fund Category as of 1/31/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	5	of	113	5
3-Year	7	of	105	7
5-Year	8	of	100	8
10-Year	6	of	74	7

Lipper Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/06. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper Government Money Market Fund category.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

DWS Tax-Exempt Money Fund

All performance shown is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Yield Comparison
[] Fund Yield [] National Tax-Free Retail Money Fund Average

Weekly 7-Day Current Yield

Yields are historical, will fluctuate and do not guarantee future performance. Income may be subject to state and local taxes and the alternative minimum tax. Please call (800) 621-1048 for the Fund's most up-to-date performance.

DWS Tax-Exempt Money Fund is compared to its respective iMoneyNet category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio Holdings of tax-free Funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; over 6 months; AMT Paper and Other Tax-Free Holdings.

7-day current yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking — Tax-Exempt Money Market Fund Category as of 1/31/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	5	of	112	5
3-Year	8	of	101	8
5-Year	9	of	93	10
10-Year	5	of	80	7

Lipper Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/06. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper Tax-Exempt Money Market Fund category.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended January 31, 2006.

The tables illustrate each Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended January 31, 2006
Actual Fund Return	DWS Money Market Fund	DWS Government & Agency Money Fund	DWS Tax-Exempt Money Fund
Beginning Account Value 8/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 1/31/06	$ 1,017.80	$ 1,017.80	$ 1,012.30
Expenses Paid per $1,000*	$ 2.24	$ 2.24	$ 1.88
Hypothetical 5% Fund Return	DWS Money Market Fund	DWS Government & Agency Money Fund	DWS Tax-Exempt Money Fund
Beginning Account Value 8/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 1/31/06	$ 1,022.99	$ 1,022.99	$ 1,023.34
Expenses Paid per $1,000*	$ 2.24	$ 2.24	$ 1.89

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios
DWS Money Market Fund	.44%
DWS Government & Agency Money Fund	.44%
DWS Tax-Exempt Money Fund	.37%

For more information, please refer to the Funds' prospectus.

Portfolio Summary

DWS Money Market Fund

Asset Allocation	1/31/06	7/31/05

Commercial Paper	35%	37%
Short-Term Notes	29%	20%
Certificates of Deposit and Bank Notes	15%	16%
Repurchase Agreements	13%	12%
Promissory Notes	2%	4%
Master Notes	2%	2%
US Government Sponsored Agencies+	2%	7%
Asset Backed	1%	1%
Other Investments	1%	1%
	100%	100%
Weighted Average Maturity

DWS Money Market Fund	44 days	43 days
First Tier Retail Money Fund Average*	39 days	38 days

+ Not backed by the full faith and credit of the US Government

* The Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

DWS Government & Agency Money Fund

Asset Allocation	1/31/06	7/31/05

Repurchase Agreements	82%	48%
Agencies Not Backed by the Full Faith and Credit of the US Government	14%	47%
Agencies Backed by the Full Faith and Credit of the US Government	4%	5%
	100%	100%
Weighted Average Maturity

DWS Government & Agency Money Fund	33 days	41 days
Government and Agencies Retail Money Fund Average**	32 days	31 days

** The Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average — Category includes the most broadly based of the government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

DWS Tax-Exempt Money Fund

Asset Allocation	1/31/06	7/31/05

Municipal Investments	100%	100%
Weighted Average Maturity

DWS Tax-Exempt Money Fund	24 days	31 days
National Tax-Free Retail Money Fund Average***	25 days	25 days

*** The Fund is compared to its respective iMoneyNet category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio Holdings of tax-free Funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; over 6 months; AMT Paper and Other Tax-Free Holdings.

Asset Allocation is subject to change. For more complete details about the Funds' holdings, see pages 11-28. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of each Fund as of month end will be posted to www.dws-scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following each Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of January 31, 2006 (Unaudited)

DWS Money Market Fund
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 14.9%
Abbott Laboratories, 5.625%, 7/1/2006	10,000,000	10,065,113
Banco Bilbao Vizcaya Argentaria SA:
4.77%, 11/20/2006	11,400,000	11,402,667
4.84%, 1/31/2007	10,000,000	9,996,628
Bank of America NA, 4.53%, 3/28/2006	30,000,000	30,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd., 4.28%, 2/10/2006	40,000,000	40,000,000
Calyon, 3.27%, 3/6/2006	20,000,000	20,000,000
Credit Agricole SA, 4.74%, 9/28/2006	30,000,000	30,000,000
Depfa Bank PLC, 3.22%, 2/6/2006	20,000,000	20,000,000
HBOS Treasury Services PLC, 3.8%, 7/10/2006	35,000,000	35,000,000
Natexis Banque Populaires, 4.31%, 2/1/2006	35,000,000	35,000,000
Norinchukin Bank, 4.56%, 3/23/2006	25,000,000	25,000,000
Societe Generale:
3.265%, 3/3/2006	27,000,000	27,000,000
4.25%, 9/6/2006	15,000,000	14,992,534
4.32%, 2/1/2006	35,000,000	35,000,000
4.705%, 9/19/2006	25,000,000	25,000,771
4.79%, 11/17/2006	25,000,000	25,009,380
Tango Finance Corp., 4.045%, 7/25/2006	25,000,000	24,999,404
Toronto Dominion Bank:
3.6%, 6/7/2006	25,000,000	25,000,000
3.75%, 5/16/2006	17,500,000	17,499,513
UniCredito Italiano SpA, 3.73%, 4/12/2006	5,000,000	5,000,000
Wal-Mart Stores, Inc., 5.45%, 8/1/2006	9,017,000	9,079,207
Wells Fargo Bank NA, 4.79%, 1/17/2007	20,000,000	20,007,188
Total Certificates of Deposit and Bank Notes (Cost $495,052,405)		495,052,405

Commercial Paper** 35.3%
Atlantis One Funding Corp.:
4.22%, 2/9/2006	50,000,000	49,953,111
4.255%, 2/16/2006	75,000,000	74,867,031
4.27%, 2/21/2006	15,000,000	14,964,417
Charta, LLC:
4.26%, 2/7/2006	50,000,000	49,964,500
4.31%, 2/1/2006	65,000,000	65,000,000
4.31%, 2/3/2006	35,000,000	34,991,619
DNB NOR Bank ASA, 4.64%, 8/1/2006	35,000,000	34,183,489
Falcon Asset Securitization Corp., 4.35%, 2/1/2006	25,000,000	25,000,000
General Electric Capital Corp., 4.48%, 2/1/2006	125,000,000	125,000,000
Giro Funding US Corp.:
4.25%, 2/8/2006	17,000,000	16,985,951
4.54%, 3/24/2006	50,000,000	49,678,417
Grampian Funding Ltd., 4.64%, 7/28/2006	52,000,000	50,813,707
Greyhawk Funding LLC, 4.205%, 2/1/2006	50,000,000	50,000,000
HSBC Finance Corp., 4.5%, 2/1/2006	146,779,000	146,779,000
K2 (USA) LLC, 4.64%, 7/31/2006	35,000,000	34,188,000
Mane Funding Corp.:
4.23%, 2/9/2006	40,607,000	40,568,829
4.5%, 3/24/2006	30,000,000	29,808,750
Perry Global Funding LLC:
Series A, 4.225%, 2/7/2006	25,000,000	24,982,396
Series A, 4.52%, 2/21/2006	100,000,000	99,748,889
Preferred Receivables Funding Corp., 4.22%, 2/10/2006	32,513,000	32,478,699
Sanofi-Aventis, 4.37%, 2/15/2006	35,000,000	34,940,519
The Goldman Sachs Group, Inc., 3.185%, 3/3/2006	10,000,000	9,973,458
Three Rivers Funding Corp., 4.31%, 2/3/2006	71,655,000	71,637,843
Verizon Global Funding Corp., 4.59%, 3/28/2006	11,000,000	10,922,863
Total Commercial Paper (Cost $1,177,431,488)		1,177,431,488

Short-Term Notes* 29.1%
American Honda Finance Corp.:
4.16%, 4/10/2006	65,000,000	65,006,722
4.44%, 12/12/2006	55,000,000	55,000,000
4.58%, 10/10/2006	10,000,000	10,003,329
Beta Finance, Inc., 144A, 3.56%, 4/10/2006	25,000,000	25,001,535
BNP Paribas, 4.504%, 10/26/2006	15,000,000	15,000,000
Canadian Imperial Bank of Commerce, 4.53%, 2/15/2007	45,000,000	45,009,401
CIT Group, Inc.:
4.398%, 8/18/2006	18,500,000	18,504,093
4.702%, 4/19/2006	10,000,000	10,002,054
Credit Suisse:
4.489%, 9/26/2006	50,000,000	50,000,000
4.503%, 9/26/2006	50,000,000	50,000,000
Dorada Finance, Inc., 4.34%, 11/1/2006	125,000,000	124,990,651
General Electric Capital Corp., 3.95%, 5/12/2006	31,250,000	31,266,181
HSBC Finance Corp., 4.41%, 2/6/2007	15,000,000	15,000,000
International Business Machine Corp., 4.33%, 3/8/2006	3,000,000	3,000,000
Links Finance LLC, 4.445%, 5/22/2006	5,000,000	4,999,845
Merrill Lynch & Co., Inc.:
4.35%, 9/15/2006	30,000,000	30,000,000
4.36%, 5/5/2006	6,000,000	6,001,231
4.42%, 2/2/2007	25,000,000	25,000,000
4.547%, 3/17/2006	55,000,000	55,004,840
Morgan Stanley, 4.52%, 7/10/2006	100,000,000	100,000,000
Pfizer Investment Capital PLC, 4.33%, 12/15/2006	50,000,000	50,000,000
SunTrust Bank, Atlanta, 4.19%, 4/28/2006	100,000,000	100,000,000
UniCredito Italiano SpA:
3.82%, 9/1/2006	20,000,000	19,994,952
4.48%, 10/4/2006	60,000,000	59,980,375
Total Short-Term Notes (Cost $968,765,209)		968,765,209

Master Notes 1.5%
The Bear Stearns Companies, Inc., 4.65%*, 2/1/2006 (a) (Cost $50,000,000)	50,000,000	50,000,000

US Government Sponsored Agencies 1.5%
Federal National Mortgage Association, 4.0%, 8/8/2006 (Cost $50,000,000)	50,000,000	50,000,000

Guaranteed Investment Contracts 0.9%
New York Life Insurance Co., 4.57%*, 9/19/2006 (Cost $30,000,000)	30,000,000	30,000,000

Asset Backed 1.1%
Permanent Financing PLC, "1A", Series 8, 4.38%*, 6/12/2006 (Cost $35,000,000)	35,000,000	35,000,000

Promissory Notes 2.1%
The Goldman Sachs Group, Inc.:
3.17%*, 2/16/2006	15,000,000	15,000,000
3.871%*, 6/23/2006	35,000,000	35,000,000
3.933%*, 6/23/2006	20,000,000	20,000,000
Total Promissory Notes (Cost $70,000,000)		70,000,000

US Government Agency Sponsored Pass-Throughs 0.6%
Federal National Mortgage Association, 4.56%**, 10/2/2006 (Cost $21,322,840)	22,000,000	21,322,840

Repurchase Agreements 13.1%
Morgan Stanley & Co., Inc., 4.45%, dated 1/31/2006, to be repurchased at $437,054,018 on 2/1/2006 (b)	437,000,000	437,000,000
State Street Bank and Trust Co., 4.19%, dated 1/31/2006, to be repurchased at $435,051 on 2/1/2006 (c)	435,000	435,000
Total Repurchase Agreements (Cost $437,435,000)		437,435,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,335,006,942)+	100.1	3,335,006,942
Other Assets and Liabilities, Net	(0.1)	(3,815,466)
Net Assets	100.0	3,331,191,476

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2006.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $3,335,006,942.

(a) Reset date; not a maturity date

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
192,186,224	Federal National Mortgage Association	4.574-4.72	10/1/2033- 8/1/2035	192,373,177
252,816,468	Federal Home Loan Mortgage Corp.	4.998-5.172	1/1/2035- 2/1/2036	254,468,537
Total Collateral Value				446,841,714

(c) Collateralized by $505,000 Federal Home Loan Mortgage Corp., 4.5%, maturing on 12/1/2020 with a value of $441,358.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund
	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 15.3%
Federal Home Loan Bank:
2.5%, 3/15/2006	4,000,000	3,993,265
3.25%, 7/21/2006	5,000,000	4,983,086
Federal Home Loan Mortgage Corp.:
2.5%, 3/28/2006	5,000,000	4,989,604
3.83%, 6/20/2006	7,500,000	7,500,000
4.75%, 2/6/2007	4,000,000	4,000,000
4.92%, 2/28/2007	6,000,000	6,000,000
Federal National Mortgage Association:
4.0%, 8/8/2006	5,000,000	5,000,000
4.03%, 7/21/2006	6,500,000	6,500,000
4.21%*, 9/7/2006	25,000,000	24,988,899
Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $67,954,854)		67,954,854

Agencies Backed by the Full Faith and Credit of the US Government 4.8%
Government Guaranteed Securities
Hainan Airlines:
Series 2000-1, 4.491%*, 12/15/2007	9,489,247	9,489,247
Series 2000-2, 4.491%*, 12/15/2007	5,839,535	5,839,535
Series 2000-3, 4.491%*, 12/15/2007	5,839,536	5,839,536
Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $21,168,318)		21,168,318

Repurchase Agreements 92.5%
Banc of America Securities LLC, 4.31%, dated 12/16/2005, to be repurchased at $65,404,661 on 2/6/2006 (a)	65,000,000	65,000,000
Bear Stearns & Co., Inc., 4.47%, dated 1/31/2006, to be repurchased at $80,009,933 on 2/1/2006 (b)	80,000,000	80,000,000
BNP Paribas, 4.46%, dated 1/31/2006, to be repurchased at $39,004,832 on 2/1/2006 (c)	39,000,000	39,000,000
Credit Suisse First Boston LLC, 4.54%, dated 1/31/2006, to be repurchased at $52,406,582 on 4/3/2006 (d)	52,000,000	52,000,000
Merrill Lynch & Co., Inc., 4.25%, dated 11/10/2005, to be repurchased at $50,560,764 on 2/13/2006 (e)	50,000,000	50,000,000
Morgan Stanley & Co., Inc., 4.45%, dated 1/31/2006, to be repurchased at $80,009,889 on 2/1/2006 (f)	80,000,000	80,000,000
State Street Bank and Trust Co.,4.12%, dated 1/31/2006, to be repurchased at $198,023 on 2/1/2006 (g)	198,000	198,000
The Goldman Sachs & Co., 4.54%, dated 1/31/2006, to be repurchased at $45,351,850 on 4/3/2006 (h)	45,000,000	45,000,000
Total Repurchase Agreements (Cost $411,198,000)		411,198,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $500,321,172)+	112.6	500,321,172
Other Assets and Liabilities, Net	(12.6)	(55,912,665)
Net Assets	100.0	444,408,507

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2006.

+ The cost for federal income tax purposes was $500,321,172.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
56,686,461	Federal National Mortgage Association	3.917-7.0	10/1/2020- 1/1/2036	56,355,875
8,835,858	Federal Home Loan Mortgage Corp.	5.0-6.5	6/1/2019- 2/1/2036	9,944,126
Total Collateral Value				66,300,001

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,315,000	Federal National Mortgage Association	4.0	5/25/2019	2,097,981
30,157,000	Federal Home Loan Mortgage Corp.	4.5-5.5	10/15/2024- 3/15/2035	34,509,247
51,196,647	Government National Mortgage Association	4.0-5.37	6/16/2030- 5/20/2035	44,997,216
Total Collateral Value				81,604,444

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
26,929,082	Federal National Mortgage Association	4.276-6.5	2/1/2019- 12/1/2035	27,219,794
12,617,079	Federal Home Loan Mortgage Corp.	4.75-5.691	9/1/2032- 4/1/2035	12,510,207
Total Collateral Value				39,730,001

(d) Collateralized by $53,267,335 Federal National Mortgage Association, with various coupon rates from 4.36-4.526% with various maturity dates of 7/1/2033-7/1/2042 with a value of $53,048,108.

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
892,717	Federal National Mortgage Association	0.12	10/25/2035	835,180
5,493,392	Federal National Mortgage Association — Interest Only	3.07	9/25/2032	5,541,424
41,555,156	Federal Home Loan Mortgage Corp.	.00- 4.92	9/15/2017- 8/15/2035	40,904,121
4,600,000	Federal Home Loan Mortgage Corp. — Principal Only	—	1/15/2035	3,720,040
Total Collateral Value				51,000,765

(f) Collateralized by $81,423,664 Federal Home Loan Mortgage Corp., 5.174%, maturing on 4/1/2035 with a value of $81,630,000.

(g) Collateralized by $210,000 Federal Home Loan Mortgage Corp., 4.25%, maturing on 7/15/2019 with a value of $206,850.

(h) Collateralized by $45,892,000 US Treasury Note, 4.375%, maturing on 12/15/2010 with a value of $45,900,216.

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 98.5%
Arizona 2.6%
Arizona, McAllister Academic Village LLC Revenue, Arizona State University Project, Series A, 3.03%*, 7/1/2045 (a)	2,300,000	2,300,000
Arizona, Salt River Pima-Maricopa Indian Community, 3.02%*, 10/1/2025, Bank of America NA (b)	3,430,000	3,430,000
Arizona, Salt River Project Agricultural Improvement, Series A:
2.98%, 2/2/2006	2,200,000	2,200,000
3.03%, 2/2/2006	5,800,000	5,800,000
Arizona, School Facilities Board, Certificates of Participation, Series 735, 144A, 3.06%*, 3/1/2013 (a)	3,680,000	3,680,000
		17,410,000
California 2.5%
California, Housing Finance Agency Revenue, Home Mortgage, Series H, AMT, 3.07%*, 8/1/2033 (a)	900,000	900,000
California, State General Obligation, Series PT-1555, 144A, 3.05%*, 10/1/2010 (a)	500,000	500,000
Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments, Series A, AMT, 3.03%*, 3/15/2033	600,000	600,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/30/2006	6,000,000	6,034,851
Los Angeles, CA, Harbor Department Revenue, Series B, AMT, 5.25%, 11/1/2006	2,000,000	2,028,457
Riverside, CA, Community College District, Series 913, 144A, 3.05%*, 2/1/2013 (a)	3,000,000	3,000,000
Sacramento County, CA, Housing Authority, Multi-Family Revenue, Sierra Sunrise Senior Apartments, Series D, AMT, 3.06%*, 7/1/2036, Citibank NA (b)	1,700,000	1,700,000
San Francisco, CA, City & County, Public Utilities Commonwealth Clean Water Revenue, Series B-20, 144A, 3.05%*, 10/1/2022 (a)	2,190,000	2,190,000
San Francisco, CA, City & County, Redevelopment Agency, Multi-Family Revenue, Derek Silva Community, Series D, AMT, 3.07%*, 12/1/2019, Citibank NA (b)	100,000	100,000
		17,053,308
Colorado 3.6%
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 3.06%*, 12/1/2024 (a)	8,505,000	8,505,000
Colorado, Educational & Cultural Facilities Authority Revenue, Bear Creek School Project, 3.04%*, 10/1/2032, US Bank NA (b)	6,600,000	6,600,000
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 3.1%*, 5/1/2033, KeyBank NA (b)	3,200,000	3,200,000
Larimer County, CO, School District No. R-1 Poudre, Series R-4535, 144A, 3.06%*, 12/15/2021 (a)	2,805,000	2,805,000
Summit County, CO, School District No. RE1, Series R-6513, 144A, 3.06%*, 12/1/2023 (a)	3,360,000	3,360,000
		24,470,000
Delaware 2.4%
Delaware, State Economic Development Authority Revenue, Winterthur Museum Project, 3.08%*, 9/1/2012, Wachovia Bank NA (b)	5,200,000	5,200,000
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series C, 3.06%*, 1/1/2016, Citizens Bank of PA (b)	6,000,000	6,000,000
Sussex County, DE, Industrial Development Revenue, Perdue Agrirecycle LLC Project, AMT, 3.08%*, 1/1/2013, SunTrust Bank (b)	5,000,000	5,000,000
		16,200,000
Florida 4.3%
Brevard County, FL, Health Care Facilities Authority Revenue, Health First, Inc. Project, 3.08%*, 8/1/2014, SunTrust Bank (b)	1,675,000	1,675,000
Broward County, FL, School Board Certificates of Participation, Series R-1056, 144A, 3.06%*, 7/1/2019 (a)	3,170,000	3,170,000
Collier County, FL, School Board, Certificates of Participation, Series MT-147, 144A, 3.05%*, 2/15/2021 (a)	3,800,000	3,800,000
Florida, State Department of Environmental Protection Preservation Revenue, Series R-3043, 144A, 3.06%*, 7/1/2023 (a)	995,000	995,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 3.03%*, 3/31/2021, Bank of America NA (b)	2,165,000	2,165,000
Highlands County, FL, Health Facilities Authority Revenue, Hospital Adventist Health Systems, Series B, 3.04%*, 11/15/2009, SunTrust Bank (b)	6,600,000	6,600,000
Jacksonville, Florida, Electric Authority Revenue, Series B, 3.07%*, 10/1/2030	500,000	500,000
Miami-Dade County, FL, General Obligation, 3.15%, 4/5/2006	1,000,000	1,000,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 3.07%*, 9/1/2029, Bank of America NA (b)	2,965,000	2,965,000
Miami-Dade County, FL, School Board Certificates of Participation, Series R-4022, 144A, 3.06%*, 8/1/2021 (a)	890,000	890,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Project, 3.07%*, 11/1/2028, Bank of America NA (b)	1,865,000	1,865,000
Pinellas County, FL, Health Facilities Authority Revenue, Hospital Loan Program, 3.1%*, 12/1/2015 (a)	400,000	400,000
Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, 3.07%*, 12/1/2023, Bank One America NA (b)	3,400,000	3,400,000
		29,425,000
Georgia 1.7%
Atlanta, GA, Airport Revenue, Series C-1, 3.03%*, 1/1/2030 (a)	4,000,000	4,000,000
Fulton County, GA, Development Authority Revenue, Shepherd Center, Inc. Project, 3.03%*, 9/1/2035, SunTrust Bank (b)	1,300,000	1,300,000
La Grange, GA, Development Authority Revenue, La Grange College Project, 3.03%*, 6/1/2031, SunTrust Bank (b)	1,370,000	1,370,000
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Medical Center of Central Georgia, 3.03%*, 8/1/2018, SunTrust Bank (b)	600,000	600,000
Rockdale County, GA, Hospital Authority Revenue, Anticipation Certificates, 3.03%*, 10/1/2027, SunTrust Bank (b)	4,315,000	4,315,000
		11,585,000
Hawaii 0.5%
ABN AMRO, Munitops Certificates Trust, Series 2004-16, 144A, 3.07%*, 7/1/2012 (a)	3,200,000	3,200,000
Idaho 2.2%
Idaho, State Tax Anticipation Notes, 4.0%, 6/30/2006	7,500,000	7,540,555
Power County, ID, Industrial Development Authority, FMC Corp. Project, AMT, 3.08%*, 4/1/2014, Wachovia Bank NA (b)	7,500,000	7,500,000
		15,040,555
Illinois 9.5%
Chicago, IL, De La Salle Institute Project, 3.12%*, 4/1/2027, Fifth Third Bank (b)	3,470,000	3,470,000
Chicago, IL, Eclipse Funding Trust, Series 2006-0003 Solar Eclipse, 144A, 3.05%*, 1/1/2026 (a)	3,130,000	3,130,000
Cicero, IL, Industrial Development Revenue, Harris Steel Co. Project, AMT, 3.13%*, 5/1/2011, American National Bank & Trust (b)	1,450,000	1,450,000
Cook County, IL, Industrial Development Revenue, 128th Place Limited Partnership, AMT, 3.1%*, 7/1/2020, LaSalle Bank NA (b)	2,250,000	2,250,000
Cook County, IL, Industrial Development Revenue, Devorahco LLC Project, Series A, AMT, 3.1%*, 12/1/2034, LaSalle Bank NA (b)	2,000,000	2,000,000
Du Page County, IL, Benedictine University Building Project, 3.05%*, 7/1/2024, National City Bank (b)	5,430,000	5,430,000
Franklin Park, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 3.15%*, 2/1/2007, Northern Trust Company (b)	5,000,000	5,000,000
Hillside, IL, Economic Development Revenue, L&J Technologies Project, AMT, 3.15%*, 7/1/2024, Northern Trust Company (b)	4,020,000	4,020,000
Illinois, Development Finance Authority, Industrial Development Revenue, Tripp Partners Project, AMT, 2.5%*, 2/1/2013, Northern Trust Company (b)	2,780,000	2,780,000
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 3.1%*, 8/1/2019, LaSalle Bank NA (b)	4,700,000	4,700,000
Illinois, Development Finance Authority, Regional Organization Bank of Illinois Project, 3.14%*, 12/1/2020, Bank One NA (b)	2,250,000	2,250,000
Illinois, Educational Facilities Authority Revenue, 3.2%, 5/3/2006	3,000,000	3,000,000
Illinois, General Obligation, Series 1750, 144A, 3.06%*, 12/1/2010 (a)	5,300,000	5,300,000
Illinois, General Obligation, Star Certificates, Series 03-20, 144A, 3.06%*, 11/1/2019 (a)	5,700,000	5,700,000
Lake County, IL, Warren Township High School District No. 121 Gurnee, Series R-2157, 144A, 3.06%*, 3/1/2024 (a)	1,500,000	1,500,000
Lake Zurich, IL, Industrial Development Revenue, Screenco LLC/ScreenFlex Project, AMT, 3.1%*, 3/1/2018, LaSalle National Bank (b)	1,725,000	1,725,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 3.15%*, 1/1/2015, Northern Trust Company (b)	6,500,000	6,500,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc., Project, AMT, 3.1%*, 7/1/2020, LaSalle Bank NA (b)	1,170,000	1,170,000
Woodridge, IL, Du Page Will & Cook Counties, Industrial Development Revenue, Morey Realty Group, Inc. Project, AMT, 3.13%*, 12/1/2016, Bank One NA (b)	3,700,000	3,700,000
		65,075,000
Indiana 5.6%
ABN AMRO, Munitops Certificates Trust:
Series 2003-32, 144A, 3.07%*, 1/15/2012 (a)	4,000,000	4,000,000
Series 2005-7, 144A, 3.07%*, 7/10/2013 (a)	7,150,000	7,150,000
Indiana, Development Finance Authority, Industrial Development Revenue, Enterprise Center III Project, AMT, 3.1%*, 6/1/2022, LaSalle Bank NA (b)	4,500,000	4,500,000
Indiana, Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 3.1%*, 6/1/2022, LaSalle Bank NA (b)	4,900,000	4,900,000
Indiana, Health Facility Financing Authority, Hospital Revenue, Macon Trust, Series F, 144A, 3.06%*, 5/1/2035 (a)	4,995,000	4,995,000
Indiana, State Development Finance Authority, Economic Development Revenue, Goodwill Industries Michiana Project, 3.1%*, 1/1/2027, National City Bank of Indiana (b)	1,970,000	1,970,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center IV Project, AMT, 3.1%*, 6/1/2022, LaSalle Bank NA (b)	1,600,000	1,600,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center V Project, AMT, 3.1%*, 6/1/2022, LaSalle Bank NA (b)	4,000,000	4,000,000
Indiana, State Educational Facilities Authority Revenue, St. Mary Woods Project, 3.09%*, 4/1/2024, Bank One NA (b)	3,000,000	3,000,000
Indianapolis, IN, Local Public Import Bond Bank, Macon Trust, Series P, 144A, AMT, 3.1%*, 1/1/2030 (a)	2,120,000	2,120,000
		38,235,000
Kentucky 5.0%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 3.2%*, 8/1/2013, Calyon Bank (b)	4,400,000	4,400,000
Breckinridge County, KY, Lease Program Revenue, Kentucky Association of Counties Leasing Trust, Series A, 3.07%*, 2/1/2032, US Bank NA (b)	1,000,000	1,000,000
Jeffersontown, KY, Lease Program Revenue, Kentucky League of Cities Funding Trust, 3.07%*, 3/1/2030, US Bank NA (b)	3,720,000	3,720,000
Kentucky, Asset & Liability Commission Generated Fund, Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/28/2006	5,500,000	5,528,677
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 3.09%*, 7/1/2019, Bank One Kentucky NA (b)	475,000	475,000
Pendleton County, KY, General Obligation:
3.0%, 3/6/2006	9,000,000	9,000,000
3.1%, 2/7/2006	2,000,000	2,000,000
Pendleton County, KY, Multi-County Lease Revenue, Series 89, 3.13%, 2/7/2006	8,000,000	8,000,000
		34,123,677
Maine 1.0%
Maine, State Tax Anticipation Notes, 4.0%, 6/30/2006	7,000,000	7,036,171
Massachusetts 1.3%
Massachusetts, State Development Finance Agency, 3.0%, 2/2/2006	3,000,000	3,000,000
Massachusetts, State Development Finance Agency Revenue, Bridgewell, Inc. Series A, 3.05%*, 6/1/2030, KeyBank NA (b)	6,000,000	6,000,000
		9,000,000
Michigan 9.6%
ABN AMRO, Munitops Certificates Trust, 144A, Series 2003-3, 3.05%*, 1/1/2011 (a)	24,600,000	24,600,000
Comstock Park, MI, Public Schools, Series R-2178, 144A, 3.06%*, 5/1/2025 (a)	980,000	980,000
Detroit, MI, City School District, Series PT-1844, 144A, 3.05%*, 5/1/2011 (a)	1,085,000	1,085,000
Detroit, MI, Sewer Disposal Revenue, Series E, 3.0%*, 7/1/2031 (a)	15,500,000	15,500,000
Georgetown Township, MI, Economic Development Corp., Limited Obligation Revenue, Sunset Manor, Inc. Project, 3.03%*, 11/1/2019, LaSalle Bank NA (b)	5,850,000	5,850,000
Jackson County, MI, Economic Development Corp. Revenue, Spring Arbor College Project, 3.08%*, 12/1/2020, Comerica Bank (b)	4,300,000	4,300,000
Michigan, Municipal Securities Trust Certificates, Series 9054, 144A, 3.06%*, 4/20/2011	2,825,000	2,825,000
Michigan, State University Revenue, 3.12%, 4/6/2006	4,000,000	4,000,000
Michigan, Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 3.19%*, 10/1/2015, Comerica Bank (b)	4,900,000	4,900,000
Michigan, University of Michigan, Hospital Revenue:
Series A, 3.07%*, 12/1/2019	100,000	100,000
Series A-2, 3.07%*, 12/1/2024	600,000	600,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Acme Manufacturing Co. Project, AMT, 3.19%*, 11/1/2023, JPMorgan Chase & Co. (b)	630,000	630,000
		65,370,000
Missouri 0.4%
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 3.1%*, 3/1/2030, American National Bank & Trust (b)	2,500,000	2,500,000

Nebraska 0.4%
Nebraska, Investment Finance Authority, Single Family Housing Revenue, AMT, Series D, 3.1%*, 9/1/2034	2,472,500	2,472,500
Nevada 2.2%
Las Vegas Valley, NV, Water District, Series B-10, 144A, 3.06%*, 6/1/2024 (a)	9,875,000	9,875,000
Nevada, State Department Commission, Industrial Development Revenue, Master Halco Project, Series A, AMT, 3.19%*, 12/1/2009, Wachovia Bank NA (b)	4,900,000	4,900,000
		14,775,000
New Hampshire 0.3%
New Hampshire, State Business Finance Authority, Exempt Facilities Revenue, Waste Management of NH, Inc. Project, AMT, 3.08%*, 9/1/2012, Wachovia Bank NA (b)	2,000,000	2,000,000
New Jersey 2.9%
New Jersey, Economic Development Authority Revenue, Series R-311, 144A, 3.08%*, 6/15/2012 (a)	1,280,000	1,280,000
New Jersey, Environmental Infrastructure Trust, Encap Golf Holdings LLC Project, AMT, 3.03%*, 11/1/2025, Wachovia Bank NA (b)	1,000,000	1,000,000
New Jersey, State Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/23/2006	14,400,000	14,466,204
New Jersey, State Transportation Trust Fund Authority, Series PT-2488, 144A, 3.05%*, 12/15/2017 (a)	2,860,000	2,860,000
		19,606,204
New York 1.3%
Long Island, NY, Power Authority, Electric System Revenue, Series D, 3.02%*, 12/1/2029 (a)	300,000	300,000
New York, Metropolitan Transportation Authority Revenue, Series PA-1083, 144A, 3.05%*, 5/15/2010 (a)	1,450,000	1,450,000
New York, State Housing Finance Agency Revenue, Multi-Family Housing, Series A, AMT, 3.05%*, 11/1/2028 (a)	790,000	790,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 3.05%*, 3/15/2025 (a)	4,000,000	4,000,000
New York, NY, General Obligation, Series 1010, 144A, 3.06%*, 8/1/2013 (a)	995,000	995,000
New York, NY, Municipal Securities Trust Receipts, Series SG-109, 144A, 3.05%*, 6/1/2027 (a)	1,300,000	1,300,000
		8,835,000
North Carolina 1.5%
Moore County, NC, Industrial Facilities & Pollution Control Finance Authority Revenue, Klaussner Industries Project, AMT, 3.13%*, 5/1/2010, Wachovia Bank NA (b)	3,000,000	3,000,000
North Carolina, Capital Finance Agency, Educational Facilities Revenue, Forsyth Country Day School, 3.05%*, 12/1/2031, Branch Banking & Trust (b)	2,300,000	2,300,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, Ist Mortgage Pennybyrn, Project C, 3.03%*, 10/1/2035, Bank of America NA (b)	4,000,000	4,000,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, 1st Mortgage-United Methodist, Series B, 3.05%*, 10/1/2035, Branch Banking & Trust (b)	1,000,000	1,000,000
		10,300,000
Ohio 4.7%
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 3.07%*, 6/1/2032, Wachovia Bank NA (b)	4,000,000	4,000,000
Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth System, 3.07%*, 2/1/2035, National City Bank (b)	4,975,000	4,975,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 3.05%*, 12/1/2032 (a)	3,815,000	3,815,000
Huron County, OH, Hospital Facilities Revenue, Fisher-Titus Medical Center, Series A, 3.04%*, 12/1/2027, National City Bank (b)	3,000,000	3,000,000
Lorain, OH, Port Authority Revenue, Port Development, Spitzer Project, AMT, 3.35%*, 12/1/2019, National City Bank (b)	2,670,000	2,670,000
Ohio, State Higher Educational Facility Community Revenue, Pooled Program:
Series A, 3.09%*, 9/1/2020, Fifth Third Bank (b)	940,000	940,000
Series C, 3.09%*, 9/1/2025, Fifth Third Bank (b)	810,000	810,000
Ohio, State Water Development Authority Revenue, Series 1118, 144A, 3.05%*, 12/1/2020	2,585,000	2,585,000
Portage County, OH, Industrial Development Revenue, Allen Aircraft Products Project, AMT, 3.2%*, 7/1/2018, National City Bank (b)	1,595,000	1,595,000
Salem, OH, Hospital Revenue, Salem Community, 3.02%*, 9/1/2035, JPMorgan Chase Bank (b)	7,800,000	7,800,000
		32,190,000
Oklahoma 1.0%
Blaine County, OK, Industrial Development Authority Revenue, Seaboard Project, AMT, 3.08%*, 11/1/2018, SunTrust Bank (b)	1,500,000	1,500,000
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 3.05%*, 7/1/2032 (a)	5,250,000	5,250,000
		6,750,000
Pennsylvania 4.9%
Chester County, PA, Industrial Development Authority Revenue, Bentley Graphic, Inc. Project, AMT, 3.23%*, 12/1/2020, First Tennessee Bank (b)	4,150,000	4,150,000
Dauphin County, PA, General Authority Revenue, Education & Health Loan Program, 3.07%*, 11/1/2017 (a)	5,120,000	5,120,000
Manheim Township, PA, General Obligation, School District, 3.04%*, 6/1/2016 (a)	3,820,000	3,820,000
Montgomery County, PA, Redevelopment Authority, Multi-Family Housing Revenue, Forge Gate Apartments Project, Series A, 3.01%*, 8/15/2031	100,000	100,000
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Amtrak Project, Series B, AMT, 3.1%*, 11/1/2041, Morgan Guaranty Trust (b)	1,030,000	1,030,000
Pennsylvania, Economic Development Financing Authority, Solid Waste Disposal Revenue, Series MT-047, AMT, 144A, 3.09%*, 11/1/2021	2,700,000	2,700,000
Pennsylvania, State General Obligation, Series A-15, 144A, 3.06%*, 1/1/2017 (a)	4,045,000	4,045,000
Pennsylvania, State Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 3.08%*, 3/1/2027 (a)	4,200,000	4,200,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Carnegie Mellon University, Series C, 3.05%*, 11/1/2029	1,370,000	1,370,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, University Properties, Student Housing, Series A, 3.04%*, 8/1/2035, Citizens Bank (b)	5,170,000	5,170,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital of Philadelphia, Series A, 3.05%*, 2/15/2021	150,000	150,000
Red Lion, PA, General Obligation, Area School District, 3.02%*, 5/1/2024 (a)	1,600,000	1,600,000
		33,455,000
Puerto Rico 0.0%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.02%*, 10/1/2008	100,000	100,000
South Carolina 1.0%
Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 3.2%*, 9/1/2011	2,500,000	2,500,000
South Carolina, Educational Facilities Authority for Private Nonprofit Institutions, Coker College, 3.08%*, 6/1/2019, Wachovia Bank NA (b)	4,455,000	4,455,000
		6,955,000
Tennessee 0.6%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health, Series C, 3.04%*, 5/1/2039	3,000,000	3,000,000
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 3.08%*, 7/1/2034, Bank of America NA (b)	1,425,000	1,425,000
		4,425,000
Texas 19.3%
ABN AMRO, Munitops Certificates Trust, Series 2004-38, 144A, 3.07%*, 2/15/2011	3,000,000	3,000,000
Aldine, TX, Independent School District, Series 827, 144A, 3.06%*, 1/1/2012	2,935,000	2,935,000
Austin, TX, Electric Utility Systems Revenue, Series R-1057, 144A, 3.06%*, 11/15/2021 (a)	4,775,000	4,775,000
Austin, TX, Water & Waste Systems Revenue, Series B-27, 144A, 3.06%*, 11/15/2026 (a)	5,260,000	5,260,000
Dallas, TX, Independent School District, Series 6038, 144A, 3.06%*, 8/15/2024	6,155,000	6,155,000
Galena Park, TX, Independent School District, Series SG-153, 144A, 3.06%*, 8/15/2023	6,700,000	6,700,000
Harris County, TX, General Obligation:
3.05%, 3/3/2006	4,160,000	4,160,000
3.1%, 3/3/2006	580,000	580,000
Harris County, TX, Health Facilities Development Corp. Revenue, YMCA Greater Houston Area, 3.07%*, 7/1/2037, JPMorgan Chase Bank (b)	1,390,000	1,390,000
Houston, TX, Airport System Revenue, Series SG-161, 144A, 3.06%*, 7/1/2032 (a)	10,735,000	10,735,000
Houston, TX, General Obligation, Series 781, 144A, 3.06%*, 3/1/2012 (a)	4,000,000	4,000,000
Houston, TX, Independent School District:
Series 05-18, 144A, 3.06%*, 8/15/2014	4,625,000	4,625,000
Series R-408, 144A, 3.06%*, 2/15/2029	4,000,000	4,000,000
Houston, TX, Utility System Revenue, 3.1%, 4/6/2006	8,000,000	8,000,000
Houston, TX, Water & Sewer System Revenue, Municipal Trust Receipts, Series SG-120, 144A, 3.06%*, 12/1/2023	2,000,000	2,000,000
Houston, TX, Water & Sewer Systems Revenue, Star Certificates, Series 2003-14, 144A, 3.06%*, 6/1/2026 (a)	1,095,000	1,095,000
Northside, TX, Independent School District, Series 758, 144A, 3.06%*, 2/15/2013	3,410,000	3,410,000
Northside, TX, Independent School District, School Building, 2.85%*, 6/15/2035	5,000,000	5,000,000
San Antonio, TX, Electric & Gas Revenue, Series 1700, 144A, 3.07%*, 2/1/2010	6,550,000	6,550,000
Texas, Lower Colorado River Authority, 3.05%, 3/3/2006	6,500,000	6,500,000
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, Series B, 3.0%*, 10/1/2029, Landesbank Hessen-Thuringen (b)	300,000	300,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2006	17,600,000	17,748,136
Texas, University of Texas Revenue:
3.05%, 3/1/2006	5,000,000	5,000,000
Series B-14, 144A, 3.06%*, 8/15/2022	4,590,000	4,590,000
Texas, Water Development Board Revenue, Series 2187, 144A, 3.04%*, 7/15/2021	10,860,000	10,860,000
Travis County, TX, Health Facilities Development Corp., Retirement Facility Revenue, Querencia Barton Creek, Series C, 3.04%*, 11/15/2035, LaSalle Bank NA (b)	2,000,000	2,000,000
		131,368,136
Utah 1.3%
Alpine, UT, General Obligation, School District: Floater-PT-436, 144A, 3.06%*, 3/15/2007	2,270,000	2,270,000
Floater-PT-436, 144A, 3.06%*, 3/15/2009	4,125,000	4,125,000
Murray City, UT, Hospital Revenue, IHC Health Services, Inc., Series C, 3.07%*, 5/15/2036	100,000	100,000
Utah, Housing Finance Agency, Single Family Mortgage, Series E-1, AMT, 3.1%*, 7/1/2031	2,475,000	2,475,000
		8,970,000
Virginia 0.3%
Alexandria, VA, Redevelopment & Multi-Family Housing Authority Revenue, Fairfield Village Square Project, Series A, AMT, 3.08%*, 1/15/2039	2,000,000	2,000,000
Washington 3.4%
Grant County, WA, Public Utilities District Number 002, Electric Revenue, Series 780, 144A, 3.06%*, 1/1/2010 (a)	6,125,000	6,125,000
King County, WA, Public Hospital District No. 002, Series R-6036, 144A, 3.06%*, 12/1/2023 (a)	1,270,000	1,270,000
Washington, Port Seattle Revenue, AMT, 3.09%*, 9/1/2035, Fortis Bank SA/NV (b)	2,000,000	2,000,000
Washington, State General Obligation:
Series A-11, 144A, 3.06%*, 6/1/2017 (a)	5,655,000	5,655,000
Series R-3036, 144A, 3.06%*, 1/1/2023 (a)	2,990,000	2,990,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Deer Run West Apartments Project, Series A, AMT, 3.11%*, 6/15/2037, Bank of America NA (b)	5,200,000	5,200,000
		23,240,000
Wisconsin 1.2%
Manitowoc, WI, Industrial Development Revenue, Kaysun Corp. Project, AMT, 3.13%*, 5/1/2015, Bank One Wisconsin (b)	1,080,000	1,080,000
Pewaukee, WI, Industrial Development Revenue, Mixer System, Inc. Project, AMT, 3.13%*, 9/1/2020, Bank One Wisconsin (b)	1,900,000	1,900,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic, Series B, 3.07%*, 1/15/2036, Marshall & Ilsley (b)	5,000,000	5,000,000
		7,980,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $671,145,551)+	98.5	671,145,551
Other Assets and Liabilities, Net	1.5	10,325,339
Net Assets	100.0	681,470,890

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2006.

+ The cost for federal income tax purposes was $671,145,551.

(a) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	5.2
Financial Guaranty Insurance Company	6.3
Financial Security Assurance Inc.	9.2
MBIA Corp.	10.9

(b) Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of January 31, 2006 (Unaudited)
Assets	DWS Money Market Fund	DWS Government & Agency Money Fund	DWS Tax-Exempt Money Fund
Investments: Investments in securities, at amortized cost	$ 2,897,571,942	$ 89,123,172	$ 671,145,551
Repurchase agreements, at amortized cost	437,435,000	411,198,000	—
Total investments in securities, at amortized cost	3,335,006,942	500,321,172	671,145,551
Cash	536	493	—
Receivable for investments sold	—	—	7,400,347
Interest receivable	10,551,304	1,484,849	3,950,983
Receivable for Fund shares sold	15,840,922	1,722,581	2,040,719
Other assets	85,765	50,595	34,996
Total assets	3,361,485,469	503,579,690	684,572,596
Liabilities
Due to custodian bank	—	—	78,208
Dividends payable	2,162,852	285,223	296,188
Payable for investments purchased	25,000,000	58,000,000	2,300,000
Payable for Fund shares redeemed	175,745	515,359	—
Accrued management fee	781,895	104,752	165,522
Other accrued expenses and payables	2,173,501	265,849	261,788
Total liabilities	30,293,993	59,171,183	3,101,706
Net assets, at value	$ 3,331,191,476	$ 444,408,507	$ 681,470,890
Net Assets
Net assets consist of: Undistributed net investment income	97,204	(6,490)	18,799
Accumulated net realized gain (loss)	—	(1,031)	(6,816)
Paid-in capital	3,331,094,272	444,416,028	681,458,907
Net assets, at value	$ 3,331,191,476	$ 444,408,507	$ 681,470,890
Shares outstanding	3,330,837,448	444,393,947	681,459,569
Net asset value, offering and redemption price per share (Net asset value ÷ outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended January 31, 2006 (Unaudited)
Investment Income	DWS Money Market Fund	DWS Government & Agency Money Fund	DWS Tax-Exempt Money Fund
Income: Interest	$ 66,892,286	$ 8,752,316	$ 9,900,269
Expenses: Management fee	4,403,354	578,439	919,665
Services to shareholders	2,725,792	291,100	301,818
Custodian fees	63,724	8,767	13,349
Auditing	27,316	18,885	19,120
Legal	34,633	10,324	11,354
Trustees' fees and expenses	50,251	26,403	24,666
Reports to shareholders	115,290	16,602	6,455
Registration fees	22,555	13,998	16,884
Other	86,823	15,260	20,137
Total expenses before expense reductions	7,529,738	979,778	1,333,448
Expense reductions	(32,651)	(6,905)	(11,126)
Total expenses after expense reductions	7,497,087	972,873	1,322,322
Net investment income	59,395,199	7,779,443	8,577,947
Net realized gain (loss) on investment transactions	—	—	(1,398)
Net increase (decrease) in net assets resulting from operations	$ 59,395,199	$ 7,779,443	$ 8,576,549
Statement of Changes in Net Assets — DWS Money Market Fund
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005
Operations: Net investment income	$ 59,395,199	$ 61,913,742
Net realized gain (loss) on investment transactions	—	25,138
Net increase (decrease) in net assets resulting from operations	59,395,199	61,938,880
Distributions to shareholders from net investment income	(59,398,175)	(62,715,860)
Fund share transactions: Proceeds from shares sold	1,131,035,263	2,044,805,653
Net assets acquired in tax-free reorganization	—	280,280,767
Reinvestment of distributions	57,645,004	60,454,544
Cost of shares redeemed	(1,249,793,507)	(2,424,311,653)
Net increase (decrease) in net assets from Fund share transactions	(61,113,240)	(38,770,689)
Increase (decrease) in net assets	(61,116,216)	(39,547,669)
Net assets at beginning of period	3,392,307,692	3,431,855,361
Net assets at end of period (including undistributed net investment income of $97,204 and $100,180, respectively)	$ 3,331,191,476	$ 3,392,307,692
Other Information
Shares outstanding at beginning of period	3,391,950,687	3,430,708,003
Shares sold	1,131,035,263	2,044,805,665
Shares issued in tax-free reorganization	—	280,294,179
Shares issued to shareholders in reinvestment of distributions	57,645,004	60,454,544
Shares redeemed	(1,249,793,506)	(2,424,311,704)
Net increase (decrease) in Fund shares	(61,113,239)	(38,757,316)
Shares outstanding at end of period	3,330,837,448	3,391,950,687

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS Government & Agency Money Fund
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005
Operations: Net investment income	$ 7,779,443	$ 7,303,882
Net realized gain (loss) on investment transactions	—	(179)
Net increase (decrease) in net assets resulting from operations	7,779,443	7,303,703
Distributions to shareholders from net investment income	(7,785,800)	(7,402,591)
Fund share transactions: Proceeds from shares sold	187,767,627	237,410,768
Net assets acquired in tax-free reorganization	—	89,982,258
Reinvestment of distributions	7,530,406	7,105,589
Cost of shares redeemed	(193,126,850)	(293,514,169)
Net increase (decrease) in net assets from Fund share transactions	2,171,183	40,984,446
Increase (decrease) in net assets	2,164,826	40,885,558
Net assets at beginning of period	442,243,681	401,358,123
Net assets at end of period (including accumulated distributions in excess of net investment income of $6,490 and $133, respectively)	$ 444,408,507	$ 442,243,681
Other Information
Shares outstanding at beginning of period	442,222,764	401,231,203
Shares sold	187,767,627	237,410,769
Shares issued in tax-free reorganization	—	89,989,372
Shares issued to shareholders in reinvestment of distributions	7,530,406	7,105,589
Shares redeemed	(193,126,850)	(293,514,169)
Net increase (decrease) in Fund shares	2,171,183	40,991,561
Shares outstanding at end of period	444,393,947	442,222,764

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS Tax-Exempt Money Fund
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005
Operations: Net investment income	$ 8,577,947	$ 9,443,185
Net realized gain (loss) on investment transactions	(1,398)	735
Net increase from payments by affiliates	—	251
Net increase (decrease) in net assets resulting from operations	8,576,549	9,444,171
Distributions to shareholders from net investment income	(8,577,947)	(9,461,564)
Fund share transactions: Proceeds from shares sold	234,156,454	459,038,182
Net assets acquired in tax-free reorganization	—	120,128,452
Reinvestment of distributions	8,377,390	9,141,949
Cost of shares redeemed	(304,782,108)	(446,496,230)
Net increase (decrease) in net assets from Fund share transactions	(62,248,264)	141,812,353
Increase (decrease) in net assets	(62,249,662)	141,794,960
Net assets at beginning of period	743,720,552	601,925,592
Net assets at end of period (including undistributed net investment income of $18,799 and $18,799, respectively)	$ 681,470,890	$ 743,720,552
Other Information
Shares outstanding at beginning of period	743,707,833	601,878,580
Shares sold	234,156,454	459,038,182
Shares issued in tax-free reorganization	—	120,145,352
Shares issued to shareholders in reinvestment of distributions	8,377,390	9,141,949
Shares redeemed	(304,782,108)	(446,496,230)
Net increase (decrease) in Fund shares	(62,248,264)	141,829,253
Shares outstanding at end of period	681,459,569	743,707,833

The accompanying notes are an integral part of the financial statements.

Financial Highlights

DWS Money Market Fund

Years Ended July 31,	2006[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.018	.019	.007	.011	.02	.05
Distributions from net investment income	(.018)	(.019)	(.007)	(.011)	(.02)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.78**	1.95	.71	1.11	2.01	5.54[b,c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,331	3,392	3,432	4,117	4,978	5,787
Ratio of expenses before expense reductions (%)	.44*	.48	.43	.43	.44	.42[d]
Ratio of expenses after expense reductions (%)	.44*	.48	.43	.43	.44	.41[d]
Ratio of net investment income (%)	3.51*	1.91	.72	1.12	2.01	5.38

[a] For the six months ended January 31, 2006 (Unaudited).

[b] Total return for the year ended July 31, 2001 includes the effect of a voluntary capital contribution from the Advisor. Without this contribution, the total return would have been lower.

[c] Total return would have been lower had certain expenses not been reduced.

[d] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 0.41% and 0.41%, respectively.

* Annualized

** Not annualized

DWS Government & Agency Money Fund

Years Ended July 31,	2006[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.018	.019	.007	.011	.02	.05
Distributions from net investment income	(.018)	(.019)	(.007)	(.011)	(.02)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.78**	1.92	.67	1.07	1.96	5.44[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	444	442	401	503	614	751
Ratio of expenses before expense reductions (%)	.44*	.49	.45	.43	.43	.41[c]
Ratio of expenses after expense reductions (%)	.44*	.49	.45	.43	.43	.40[c]
Ratio of net investment income (%)	3.49*	1.88	.69	1.09	1.98	5.27

[a] For the six months ended January 31, 2006 (Unaudited).

[b] Total return would have been lower had certain expenses not been reduced.

[c] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 0.40% and 0.40%, respectively.

* Annualized

** Not annualized

DWS Tax-Exempt Money Fund

Years Ended July 31,	2006[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.012	.015	.006	.009	.01	.03
Distributions from net investment income	(.012)	(.015)	(.006)	(.009)	(.01)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.23**	1.54	.65	.92	1.43	3.50[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	681	744	602	634	687	745
Ratio of expenses before expense reductions (%)	.37*	.41	.41	.39	.38	.36[c]
Ratio of expenses after expense reductions (%)	.37*	.41	.41	.39	.38	.35[c]
Ratio of net investment income (%)	2.43*	1.54	.64	.92	1.43	3.44

[a] For the six months ended January 31, 2006 (Unaudited).

[b] Total return would have been lower had certain expenses not been reduced.

[c] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 0.35% and 0.35%, respectively.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Money Funds (formerly Scudder Money Funds) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust offers three investment funds (the "Funds"). Each Fund takes its own approach to money market investing. DWS Money Market Fund (formerly Scudder Money Market Fund) emphasizes yield through a more diverse universe of investments, while DWS Government & Agency Money Fund (formerly Scudder Government and Agency Money Fund) emphasizes government securities. DWS Tax-Exempt Money Fund (formerly Scudder Tax-Exempt Money Fund) invests for income that is free from federal income taxes.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

At July 31, 2005, the DWS Tax-Exempt Fund had a net tax basis capital loss carryforward of approximately $600 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until July 31, 2013, the expiration date, whichever occurs first.

In addition, from November 1, 2004 through July 31, 2005, the DWS Tax-Exempt Fund incurred approximately $5,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended July 31, 2006.

At July 31, 2005, the DWS Government & Agency Money Fund had a net tax basis capital loss carryforward of approximately $1,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until July 31, 2012 ($25) and July 31, 2013 ($975), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2004 through July 31, 2005, the DWS Government & Agency Money Fund incurred approximately $38 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended July 31, 2006.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with each specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreement, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. Each Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.50% of the first $215,000,000 of the Funds' combined average daily net assets, 0.375% of the next $335,000,000 of such net assets, 0.30% of the next $250,000,000 of such net assets, 0.25% of the next $800,000,000 of such net assets, 0.24% of the next $800,000,000 of such net assets, 0.23% of the next $800,000,00 of such net assets and 0.22% of such net assets in excess of $3,200,000,000, computed and accrued daily and payable monthly.

Accordingly, for the six months ended January 31, 2006, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of the Funds' average daily net assets as follows:

Fund	Total Aggregated	Annualized Effective Rate
DWS Money Market Fund	$ 4,403,354.26%
DWS Government & Agency Money Fund	578,439.26%
DWS Tax-Exempt Money Fund	919,665.26%

Effective June 13, 2005 through November 30, 2008, the Advisor has contractually agreed to waive all or a portion of their management fees and reimburse or pay certain operating expenses of the Funds to the extent necessary to maintain the operating expenses of each Fund at 0.47%, 0.45% and 0.40% of average net assets for DWS Money Market Fund, DWS Government & Agency Money Fund and DWS Tax-Exempt Money Fund, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, trustee, and trustee counsel fees, and organizational and offering expenses).

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Trust. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend-paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended January 31, 2006, the amounts charged to the Funds by DWS-SISC were as follows:

Fund	Total Aggregated	Unpaid at January 31, 2006
DWS Money Market Fund	$ 1,759,140	$ 816,999
DWS Government & Agency Money Fund	185,136	73,586
DWS Tax-Exempt Money Fund	235,700	89,026

Typesetting and Filing Service Fees. Under an agreement with DeIM, the Advisor is compensated for providing typesetting and regulatory filing services to the Funds. For the six months ended January 31, 2006, the amount charged to the Funds by DeIM included in the reports to shareholders was as follows:

Fund	Total Aggregated	Unpaid at January 31, 2006
DWS Money Market Fund	$ 3,960	$ 2,240
DWS Government & Agency Money Fund	3,960	2,240
DWS Tax-Exempt Money Fund	3,960	2,240

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

C. Expense Reductions

For the six months ended January 31, 2006, the Advisor agreed to reimburse each Fund which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider in the following amounts:

Fund	Amount ($)
DWS Money Market Fund	31,376
DWS Government & Agency Money Fund	6,814
DWS Tax-Exempt Money Fund	10,838

Each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the six months ended January 31, 2006, no transfer agent credits were earned by the Funds. During the six months ended January 31, 2006, the Funds' custodian fees were reduced as follows:

Fund	Custodian Credits ($)
DWS Money Market Fund	1,275
DWS Government & Agency Money Fund	91
DWS Tax-Exempt Money Fund	288

D. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators early in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, on January 13, 2006, DWS Scudder Distributors, Inc. received a Wells notice from the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

F. Subsequent Event

Effective February 6, 2006, Scudder Investments changed its name to DWS Scudder and Scudder funds were renamed DWS funds. The DWS Scudder name represents the alignment of Scudder with all of Deutsche Bank's mutual fund operations around the globe. On February, 2006, the funds became part of the DWS family under the letter "D" in the mutual fund listing section of the newspapers. In addition, the Web site for all Scudder funds changed to www.dws-scudder.com.

Investment Management Agreement Approval

DWS Money Market Fund

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2005. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. The Board also received extensive information throughout the year regarding performance and operating results of the Fund. After their review of the information received, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders invested in the Fund, or approved the investment management agreement for the Fund, knowing that the Advisor managed the Fund and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, which resulted in turnover of senior management and other personnel of the Advisor, the Board considered Deutsche Bank's commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Fund with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Fund's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer group performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Fund's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Fund's gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Fund's management fee rate, operating expenses and total expense ratio, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. ("Lipper"). For purposes of this comparison, the Board relied on historical data compiled by Lipper for the peer funds and the Advisor's estimate of current expenses for the Fund. The Board noted that the Fund adopted a revised management fee schedule with additional breakpoints in connection with the acquisition of the assets and liabilities of Scudder YieldWise Money Fund in June 2005 (the "YieldWise Merger"). The information provided to the Board showed that the Fund's management fee rate (including the effects of the YieldWise Merger) was below the median of the peer group and that the Fund's total expense ratio was below the median of the peer universe. The Board also considered the Fund's management fee rate as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds and for similarly managed institutional accounts. With respect to institutional accounts, the Board noted that (i) both the mix of services provided and the level of responsibility required under the Agreement were significantly greater as compared to the Advisor's obligations for similarly managed institutional accounts; and (ii) the management fees of institutional accounts are less relevant to the Board's consideration because they reflect significantly different competitive forces than those in the mutual fund marketplace. With respect to other comparable DWS Funds, the Board considered differences in fund and fee structures among the various legacy organizations. The Board took into account the Advisor's commitment to cap total expenses through November 30, 2008 in connection with the YieldWise Merger.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprisewide profitability of the DWS organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Fund. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. Based on the information provided, the Board concluded that the pre-tax profits realized by DeIM in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Fund. The Board noted that the management fee schedule included six breakpoints, designed to share economies of scale with the shareholders. The Board concluded that the management fee schedule, together with expense caps, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including fees received by the Advisor for administrative services provided to the Fund. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding ongoing inquiries of the Advisor regarding market timing, late trading and other matters by federal and state regulators and private lawsuits on related topics. Among other matters, the Board considered the Advisor's commitment to indemnify the DWS Funds against regulatory actions or lawsuits arising from such inquiries. The Board also considered management's representation that such actions will not materially impact the Advisor's ability to perform under the Agreement or materially impact the Fund.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

DWS Government & Agency Money Fund

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2005. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. The Board also received extensive information throughout the year regarding performance and operating results of the Fund. After their review of the information received, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders invested in the Fund, or approved the investment management agreement for the Fund, knowing that the Advisor managed the Fund and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, which resulted in turnover of senior management and other personnel of the Advisor, the Board considered Deutsche Bank's commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Fund with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Fund's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer group performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Fund's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Fund's gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Fund's management fee rate, operating expenses and total expense ratio, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. ("Lipper"). For purposes of this comparison, the Board relied on historical data compiled by Lipper for the peer funds and the Advisor's estimate of current expenses for the Fund. The Board noted that the Fund adopted a revised management fee schedule with additional breakpoints in connection with the acquisition of the assets and liabilities of Scudder YieldWise Government & Agency Money Fund in June 2005 (the "YieldWise Merger"). The information provided to the Board showed that the Fund's management fee rate (taking the YieldWise Merger into account) was below the median of the peer group and that the Fund's total expense ratio was below the median of the peer universe. The Board also considered the Fund's management fee rate as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds. With respect to other comparable DWS Funds, the Board considered differences in fund and fee structures among the various legacy organizations. The Board took into account the Advisor's commitment to cap total expenses through November 30, 2008 in connection with the YieldWise Merger.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprisewide profitability of the DWS organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Fund. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. Based on the information provided, the Board concluded that the pre-tax profits realized by DeIM in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Fund. The Board noted that the management fee schedule included six breakpoints, designed to share economies of scale with the shareholders. The Board concluded that the management fee schedule, together with expense caps, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including fees received by the Advisor for administrative services provided to the Fund. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding ongoing inquiries of the Advisor regarding market timing, late trading and other matters by federal and state regulators and private lawsuits on related topics. Among other matters, the Board considered the Advisor's commitment to indemnify the DWS Funds against regulatory actions or lawsuits arising from such inquiries. The Board also considered management's representation that such actions will not materially impact the Advisor's ability to perform under the Agreement or materially impact the Fund.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

DWS Tax-Exempt Money Fund

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2005. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. The Board also received extensive information throughout the year regarding performance and operating results of the Fund. After their review of the information received, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders invested in the Fund, or approved the investment management agreement for the Fund, knowing that the Advisor managed the Fund and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, which resulted in turnover of senior management and other personnel of the Advisor, the Board considered Deutsche Bank's commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Fund with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Fund's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer group performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Fund's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Fund's gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Fund's management fee rate, operating expenses and total expense ratio, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. ("Lipper"). For purposes of this comparison, the Board relied on historical data compiled by Lipper for the peer funds and the Advisor's estimate of current expenses for the Fund. The Board noted that the Fund adopted a revised management fee schedule with additional breakpoints in connection with the acquisition of the assets and liabilities of Scudder YieldWise Municipal Money Fund in June 2005 (the "Yieldwise Merger"). The information provided to the Board showed that the Fund's management fee rate (taking into account the effects of the YieldWise Merger) was below the median of the peer group and that the Fund's total expense ratio was below the median of the peer universe. The Board also considered the Fund's management fee rate as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds. With respect to other comparable DWS Funds, the Board considered differences in fund and fee structures among the various legacy organizations. The Board took into account the Advisor's commitment to cap total expenses through November 30, 2008 in connection with the YieldWise Merger.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprisewide profitability of the DWS organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Fund. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. Based on the information provided, the Board concluded that the pre-tax profits realized by DeIM in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Fund. The Board noted that the management fee schedule included six breakpoints, designed to share economies of scale with the shareholders. The Board concluded that the management fee schedule, together with expense caps, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including fees received by the Advisor for administrative services provided to the Fund. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding ongoing inquiries of the Advisor regarding market timing, late trading and other matters by federal and state regulators and private lawsuits on related topics. Among other matters, the Board considered the Advisor's commitment to indemnify the DWS Funds against regulatory actions or lawsuits arising from such inquiries. The Board also considered management's representation that such actions will not materially impact the Advisor's ability to perform under the Agreement or materially impact the Fund.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

Account Management Resources

Automated Information Lines

InvestorACCESS (800) 972-3060

Personalized account information, information on other DWS funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	DWS Money Market Fund	DWS Government & Agency Money Fund	DWS Tax-Exempt Money Fund
Nasdaq Symbol	KMMXX	KEGXX	KXMXX
CUSIP Number	23339A 101	23339A 200	23339A 309
Fund Number	6	11	29

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas, Inc., Deutsche Asset Management, Inc., Investment Company Capital Corporation, DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

February 2006

Notes

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the Chairman of the Nominating and Governance Committee, Two International Place, Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Government & Agency Money Fund, DWS Money Market Fund, and DWS Tax-Exempt Money Fund, a series of DWS Money Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Government & Agency Money Fund, DWS Money Market Fund, and DWS Tax-Exempt Money Fund, a series of DWS Money Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 27, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 27, 2006